SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION.
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

In December 2014, The Company’s shareholders adopted the 2014 share incentive plan. The Company’s shareholders have authorized the issuance of up to 21,000,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units (“RSUs”) granted to a participant under the plan, or the awards.

In April 2018, The Company’s shareholders adopted the 2018 share incentive plan. The Company’s shareholders have authorized the issuance of up to 38,600,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and RSUs granted to a participant under the plan, or the awards.

During the year ended December 31, 2015, the Company granted 8,134,375 share options to its officers, directors and employees at the weighted average grant date fair value of $0.59. No options were granted during the years ended December 31, 2018, 2019 and 2020.

On January 12, 2015, the Company modified the exercise price to $0.87 for a total number of 6,274,166 previously granted options, in order to provide appropriate incentives to the relevant employees and executive officers of the Group. The fair value of the options under revised terms was $0.55 and $0.52. The total incremental cost associated with the modification was $0.2 million, of which $60.1 thousand was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $0.2 million are recognized over the remaining vesting period of the modified options.

On September 9, 2015, the Company modified the exercise price for a total number of 12,569,166 options granted before to $0.59, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The fair value of the options under revised terms for five batches granted on January 28, 2014, January 12, 2015 and July 6, 2015 was $0.38, $0.35, $0.38, $0.37 and $0.40, respectively. The total incremental cost associated with the modification was $0.3 million, of which $0.1 million was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $0.2 million are recognized over the remaining vesting period of the modified options.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock options with reference to the closing price of the Company on the measurement dates.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2020 is as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contract Life	Value
Options outstanding on January 1, 2020	6,765,117	0.56
Granted	—	—
Forfeited	—	—
Expired	—	—
Exercised	(4,916,850)	0.54
Options outstanding on December 31, 2020	1,848,267	0.59	3.74	20,104
Options vested or expected to vest on December 31, 2020	20,207,103	0.47	2.40	222,373
Options exercisable on December 31, 2020	1,847,659	0.59	3.74	20,097

The share-based compensation expense related to stock options of approximately $0.7 million, $0.1 million and nil were recognized by the Group for the years ended December 31, 2018, 2019 and 2020, respectively.

On February 3, 2017, the Company granted restricted share units (“RSUs”) to acquire 12,653,992 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2014 Share Incentive Plan. The RSUs will be vested quarterly in each of the next four years starting from May 6, 2017.

On June 6, 2018, the Company granted RSUs to acquire 10,984,761 ordinary shares to chief executive officer pursuant to the Daqo New Energy Corp. 2018 Share Incentive Plan, where 1/6 of the RSUs will be vested on the grant date and the remaining 5/6 of the RSUs will be vested on each of the monthly anniversary from July 6, 2018 for thirty months. In addition, on June 6, 2018, the Company granted RSUs to acquire 25,275,880 ordinary shares to certain directors, executive officers other than the chief executive officer and employees pursuant to the Daqo New Energy Corp. 2018 Share Incentive Plan, where the RSUs will be vested monthly in each of the next five years starting from June 6, 2018.

On December 21, 2018, the Company granted RSUs to acquire 8,105,000 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2014 and 2018 Share Incentive Plan. The RSUs will be vested monthly in each of the next five years starting from January 6, 2019.

The Company recorded compensation expenses based on the fair value of RSUs on the grant dates over the requisite service period of award using the straight line vesting attribution method.

A summary of the non-vested RSU activity in 2020 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Non-vested RSUs on January 1, 2020	30,517,852	$1.39
Granted	—
Vested	(12,899,400)	1.39
Forfeited	(35,000)	1.43
Non-vested RSUs on December 31, 2020	17,583,452	1.38

The share-based compensation expense related to RSUs of $17.9 million was recognized by the Group for the year ended December 31, 2020.

As of December 31, 2020, there was $23.0 million in total unrecognized compensation cost related to non-vested RSUs, which is expected to be recognized over a weighted-average period of 2.41 years.